Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000218613 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000218613 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000218613 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218613 | 46429B598 | iShares MSCI India ETF
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000218613 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000218613 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218613 | 464285204 | iShares Gold Trust
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218613 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000218613 | 464286772 | iShares MSCI South Korea ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218613 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218613 | 60934N104 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218613 | 65339F101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218613 | 01741R102 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218613 | 30231G102 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218613 | 457187102 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000218613 | 243537107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000218613 | 87256C101 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000218613 | 75629J101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000218613 | 29261A100 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218613 | 101121101 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000218613 | 064058100 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000218613 | 37954Y319 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000218613 | 268150109 | Technology
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000218613 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	88.10%
C000218613 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000218613 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172452 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172452 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000172452 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172452 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000172452 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000172452 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000172452 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000172452 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000172452 | 571748102 | Marsh & McLennan Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172452 | 169656105 | Chipotle Mexican Grill, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172452 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000172452 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172452 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172452 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172452 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172452 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000172452 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000172452 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000172452 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000172452 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000172452 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000172452 | Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000172452 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	93.90%
C000172452 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.10%
C000235579 | 459200101 | International Business Machines Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000235579 | 92532F100 | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000235579 | 46284V101 | Iron Mountain, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000235579 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000235579 | 85472N109 | Stantec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000235579 | 803054204 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000235579 | 022671101 | Amalgamated Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000235579 | 142339100 | Carlisle Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235579 | 00766T100 | AECOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000235579 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000235579 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000235579 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000235579 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000235579 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000235579 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000235579 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000235579 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000235579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000235579 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000235579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000235579 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000235579 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	96.20%
C000235579 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.80%